NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mellon Disciplined Value Fund
Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Supplement dated May 7, 2020
to the Statement of Additional Information (“SAI”) dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)

Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Joseph Miletich, CFA, are deleted in their entirety.

2.	The table included in the section “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
Mellon Investments Corporation
Dimitri Curtil[1]	Nationwide Mellon Dynamic U.S. Core Fund	None
Torrey K. Zaches, CFA[1]	Nationwide Mellon Dynamic U.S. Core Fund	None
[1]	Information provided is as of March 31, 2020.

3.	The table included in the section “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category
Mellon Investments Corporation
Dimitri Curtil[1]	Mutual Funds: 10 accounts, $3.4 billion total assets (1 account, $26 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 42 accounts, $15.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 26 accounts, $3.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Torrey K. Zaches, CFA[1]	Mutual Funds: 10 accounts, $3.4 billion total assets (1 account, $26 million total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: 42 accounts, $15.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 26 accounts, $3.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
[1]	Information provided is as of March 31, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE